Financial risk management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fixed rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 627,662	$ 243,348
Financial liabilities	(1,778,063)	(1,465,389)
Net financial assets and liabilities	(1,150,401)	(1,222,041)
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(50,598)	(68,078)
Net financial assets and liabilities	$ (50,598)	$ (68,078)